Leases (Details) - Schedule of future lease payments $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Operating Leases [Member]
Leases (Details) - Schedule of future lease payments [Line Items]
2022	$ 2,672
2023	4,844
2024	5,066
2025	4,809
2026	4,751
Thereafter	11,804
Total	33,946
Less: Imputed Interest	(13,714)
Present value of net lease payments	20,232
Lease liability, current portion	2,015
Lease liability, net of current portion	18,217
Total lease liability	20,232
Finance Leases [Member]
Leases (Details) - Schedule of future lease payments [Line Items]
2022	1,287
2023	2,166
2024	1,757
2025	1,792
2026	1,828
Thereafter	1,864
Total	10,694
Less: Imputed Interest	(1,496)
Present value of net lease payments	9,198
Lease liability, current portion	1,903
Lease liability, net of current portion	7,295
Total lease liability	$ 9,198